As Filed with the Securities and Exchange Commission on July 9, 2012

                                                                 Registration Nos.    002-86931
                                                                        811-03907

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|

Pre-Effective Amendment No.	|__|

Post-Effective Amendment No. 35	|X|

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 36	|X|

(Check appropriate box or boxes)

THE EMPIRE BUILDER TAX FREE BOND FUND
(Exact name of Registrant as specified in charter)

546 Fifth Avenue, 7th Floor
New York, New York 10036
(Address of Principal Executive Offices with Zip Code)

Registrant's Telephone Number, including Area Code: (212) 953-7800

Frank L. Newbauer, Esq.
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

with a copy to:
John M. Loder, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

It is proposed that this filing will become effective:

--X--	immediately upon filing pursuant to paragraph (b)
------	on (date) pursuant to paragraph (b)
------	60 days after filing pursuant to paragraph (a)(1)
------	on (date) pursuant to paragraph (a)(1)
------	75 days after filing pursuant to paragraph (a)(2)
------	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 34 filed June 27, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 35 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, in the State of New York, on the 9th day of July, 2012.

THE EMPIRE BUILDER TAX FREE BOND FUND

By:	/s/ Seth M. Glickenhaus
Seth M. Glickenhaus, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 35 to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Seth M. Glickenhaus	Trustee and President	July 9, 2012
Seth M. Glickenhaus	(Principal Executive Officer)

/s/ Mark J. Seger	Treasurer
Mark J. Seger	(Principal Financial	July 9, 2012
and Accounting Officer)

*	Trustee	July 9, 2012
Edward Falkenberg

*	Trustee	July 9, 2012
Edward A. Kuczmarski

*	Trustee	July 9, 2012
Caroline E. Newell

*	Trustee	July 9, 2012
John P. Steines, Jr.

By:	/s/ Michael J. Lynch
*Michael J. Lynch
Pursuant to Power of Attorney filed in Post-Effective
Amendment No. 27 to the registration statement on June 28, 2006.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase